Discontinued Operations and Dissolution of Subsidiary (Details 2) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Expenses
Operating costs	$ 516,323	$ 2,118,526	$ 13,534,298
General and administrative	304,880	508,241	418,206
Net income from discontinued operations			2,711
Discontinued Operations [Member]
Expenses
General and administrative			6,020
Net income from discontinued operations			$ (6,020)
Earnings per share from discontinued operations, basic and diluted (in dollars per share)			$ 0.000
Discontinued Operations [Member] | 1354166 Alberta Ltd [Member]
Revenue
Natural gas sales			$ 13,998
Expenses
Operating costs			5,170
General and administrative			97
Total expense			5,267
Net income from discontinued operations			$ 8,731
Earnings per share from discontinued operations, basic and diluted (in dollars per share)			$ 0.000